Transactions with Related Parties - Schedule of Interest Expense from Related Parties (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Transactions Between Related Parties [Line Items]
Interest on loans from related parties	$ 0	$ 50,074
Related Party in Substance / JANK Howden Pty Ltd
Disclosure Of Transactions Between Related Parties [Line Items]
Interest on loans from related parties	0	45,522
Key Management Personnel / Others
Disclosure Of Transactions Between Related Parties [Line Items]
Interest on loans from related parties	$ 0	$ 4,552